Property, Plant and Equipment (Tables)	12 Months Ended
Sep. 30, 2020
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
	2020	2019
Buildings	$4,930,868	$4,785,642
Machinery and equipment	7,706,598	8,302,445
Transportation vehicles	932,472	936,908
Office equipment	460,943	442,343
Construction in progress (“CIP”)	235,266	124,276
Total property plant and equipment, at cost	14,266,147	14,591,614
Less: accumulated depreciation	(7,578,505)	(8,112,358)
Property, plant and equipment, net	$6,687,642	$6,479,256